Share-Based Compensation (Tables)	12 Months Ended
Dec. 29, 2011
Share-Based Compensation [Abstract]
Summary Of Valuation Assumptions

	Fiscal 2011	Fiscal 2010	Fiscal 2009

Expected life of options.............................................................................	6.0 years	6.0 years	6.5 years
Risk free interest rate.................................................................................	1.16% to 2.39%	1.38% to 3.76%	2.23% to 3.70%
Expected volatility........................................................................................	30%-53.6%	39%	30%
Dividend yield.................................................................................................	3.8% to 4.0%	3.8% to 4.0%	3%

Summary Of Equity Incentive Plan Activity

	Options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 30, 2010................................................................................	3,876,224	$ 15.55
Granted.........................................................................................................................................	1,314,568	17.61
Exercised.....................................................................................................................................	(312,720)	13.55
Forfeited......................................................................................................................................	(40,500)	14.66

Outstanding at December 29, 2011.................................................................................	4,837,572	$ 16.25	8.3	$ 2.3

Exercisable at December 29, 2011..................................................................................	1,863,256	15.95	8.0	$ 1.2
Vested and Expected to Vest at December 29, 2011.............................................	4,802,536	16.24	8.3	$ 2.3

Summary Of Stock Options By Exercise Price

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding as of December 29, 2011	Weighted average remaining life (in years)	Weighted average exercise price	Number exercisable as of December 29, 2011	Weighted average exercise price

$5.35-$14.58....................................................................	990,962	7.5	$ 9.84	432,676	$ 9.26
$14.59-$16.66..................................................................	1,019,569	9.2	16.25	664,252	16.27
$16.67–$16.97.................................................................	948,206	8.0	16.97	308,994	16.97
$16.98-$18.38..................................................................	1,265,569	9.1	18.28	75,214	17.92
$18.39–$29.05.................................................................	613,266	7.1	21.27	382,120	21.77

	4,837,572	8.3	$ 16.25	1,863,256	$ 15.95

Schedule Of Non-Vested Stock

	Shares	Weighted average grant- date fair value

Non-vested as of December 30, 2010..........................................................................................................................	915,584	$ 16.77
Granted.........................................................................................................................................................................................	470,865	17.66
Forfeited......................................................................................................................................................................................	(10,207)	16.28
Vested...........................................................................................................................................................................................	(90,734)	19.43

Non-vested as of December 29, 2011..........................................................................................................................	1,285,508	$ 16.92